Income Taxes (Allocation Of Total Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Income Tax Disclosure [Abstract]
Earnings from continuing operations	$ (21.1)	$ (8.6)	$ 36.7
Earnings from discontinued operations	344.8	32.3	72.7
Total consolidated income tax expense	$ 323.7	$ 23.7	$ 109.4